TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of Reconciliation of Income Tax Rate
Reconciliation between the theoretical tax expense, assuming all income is taxed at the Israeli statutory rate, and the actual tax expense, is as follows:

	Year ended December 31,
	2020	2019	2018

Income before taxes as reported in the statements of operations	$3,703	$4,372	$5,116

Tax rate	23%	23%	23%

Theoretical tax	$852	$1,006	$1,177

Increase (decrease) in taxes:

Non-deductible items	246	264	32
Losses and other items for which a valuation allowance was provided	620	369	972
Repatriation of undistributed earnings	144	-	-
Realization of carryforward tax losses for which valuation allowance was provided	(67)	(386)	(1,293)
Changes in valuation allowance	(42)	(862)	(377)
Tax rate differences in subsidiaries and benefit from reduced tax rates	139	(26)	223
Provision for uncertain tax positions	456	654	717
Taxes in respect of prior years	26	(1)	(2)
Tax withheld against which valuation allowance was provided	678	694	755
Investment tax credit	(132)	(163)	(180)
Other	81	4	48

Taxes on income in the statements of operations	$3,001	$1,553	$2,072

Schedule of Income Taxes
	Year ended December 31,
	2020	2019	2018

Current	$2,177	$2,184	$3,003
Deferred	824	(631)	(931)

	$3,001	$1,553	$2,072

Domestic	$1,515	$820	$1,460
Foreign	1,486	733	612

	$3,001	$1,553	$2,072

Schedule of Deferred Tax Assets and Liabilities
Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred tax assets are as follows:

	December 31,
	2020	2019
Deferred tax assets:

Operating losses carry forwards	$6,033	$5,319
Reserves, tax allowances, capital losses carry forwards, operating lease and others	5,763	6,128

Total deferred taxes before valuation allowance	11,796	11,447
Valuation allowance	(6,137)	(5,049)

Deferred tax assets, net:	5,659	6,398

Deferred tax liabilities:

Property and equipment, intangible assets, operating lease and others	(2,447)	(2,361)
Undistributed earnings of subsidiaries	(154)	-

Deferred tax liabilities:	(2,601)	(2,361)

Net deferred tax assets	$3,058	$4,037

Domestic	$794	$886

Foreign	$2,264	$3,151

Schedule of Domestic and Foreign Components of Income (Loss) Before Income Taxes
The domestic and foreign components of income (loss) before taxes are as follows:

	Year ended December 31,
	2020	2019	2018

Domestic	$(612)	$1,730	$1,705
Foreign	4,315	2,642	3,411

	$3,703	$4,372	$5,116

Schedule of Reconciliation of Unrecognized Tax Benefits
A reconciliation of the beginning and ending amount of unrecognized tax positions is as follows:

	December 31,
	2020	2019

Balance at the beginning of the year	$2,286	$1,611

Additions based on tax positions taken related to the current year	632	654
Additions based on tax positions taken related to prior years	91	-
Reduction related to tax positions taken during a prior period and expirations of statute of limitations	(267)	-
Foreign currency translation adjustments	15	21

Balance at the end of the year	$2,757	$2,286